Joint Ventures and Associates - Summary of Other Arrangements in Respect of Joint Ventures and Associates (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Arrangements In Respect Of Joint Ventures And Associates [Abstract]
Commitments to make purchases from joint ventures and associates	$ 1,254	$ 1,371
Commitments to provide debt or equity funding to joint ventures and associates	$ 638	$ 1,216